Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

3Financial risk management

3.1Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk and cash flow interest rate risk), credit risk and liquidity risk. The Group’s overall risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the Group’s financial performance.

(a)	Market risk
(i)	Foreign exchange risk

The majority of Group companies operate in the PRC and the majority of the transactions are denominated in RMB which is the Company’s and other Group Company’s functional currency, except for the US$ denominated convertible note.

With all other variables held constant, if the average exchange rate of RMB against US$ had strengthened or weakened by 5%, the Group’s post-tax results would increase or decrease by RMB4,000 (2023: RMB2,000).

(ii)	Credit risk

The Group has no significant concentrations of credit risk. The carrying amounts of cash at banks, trade receivables, deposits and other receivables and amounts due from related parties included in the consolidated balance sheets represent the Group’s maximum exposure to credit risk in relation to its financial assets.

The majority of the Group’s cash at banks are deposited in major reputable financial institutions located in the PRC. Most of the Group’s revenue are settled by cash or credit cards. Trade receivables of the Group are mainly due from financial institutions with sound financial standing. There has been no history of default in relation to these external parties. Management does not expect any losses arising from non-performance by these counterparties.

Based on the Group’s historical experiences in collection of trade receivables, other receivables and amounts due from related parties, the directors consider the Group’s credit risk of these receivables to be low.

The Group considers that adequate provision for unrecoverable trade receivables, other receivables and amounts due from related parties has been made in the relevant accounting period after considering the Group’s experience in collection of trade receivables, other receivables and amounts due from related parties. Management does not expect any losses from non-performance by these counterparties.

(iii)	Cash flow and fair value interest-rate risk

The Group’s income and operating cash flows are substantially independent of changes in market interest rates as the Group has no significant interest-bearing assets except for cash at banks. The Group’s exposures to changes in interest rates are mainly attributable to its borrowings and loans.

Borrowings issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by cash held at variable rates.

In 2022, 2023 and 2024, the interest rate risk was effectively mitigated through a contractual agreement with banks that secured a fixed interest rate.

3Financial risk management (Continued)

3.1Financial risk factors (Continued)

(b)	Liquidity risk

The Group is exposed to liquidity risk due to the post-impact of COVID–19 and it had net current liabilities of RMB313,957,000 as at 31 December 2024. As detailed in Note 2.1, the directors of the Company concluded that the Group has sufficient financial resources to meet its financial obligations as and when they fall due in the coming twelve months after the issuance of these consolidated financial statements.

Prudent liquidity management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities.

The Group’s primary cash requirements have been the payments for operating expenses and purchases of fixed assets. The Group mainly finances its working capital requirements through internal resources and proceeds from bank borrowings and issuance of ordinary shares.

The Group’s policy is to regularly monitor current and expected liquidity requirements to ensure it maintains sufficient cash and cash equivalents and adequate amount of committed credit facilities to meet its liquidity requirements in the short and long term.

At the reporting date, the contractual undiscounted cash flows of the Group’s current financial liabilities approximate their respective carrying amounts due to their short maturities.

3Financial risk management (Continued)

3.1Financial risk factors (Continued)

(b)	Liquidity risk (Continued)

The table below analyses the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, including interest if applicable.

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2022
Borrowings	172,766	24,533	4,577	—	201,876
Convertible note	64,565	—	—	—	64,565
Lease liabilities	34,444	33,832	51,865	30,902	151,043
Trade payables	46,752	—	—	—	46,752
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	17,001	—	—	—	17,001
	335,528	58,365	56,442	30,902	481,237

At 31 December 2023
Borrowings	78,886	18,112	14,670	—	111,668
Convertible note	19,506	—	—	—	19,506
Lease liabilities	38,670	32,852	40,012	20,534	132,068
Trade payables	42,402	—	—	—	42,402
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	14,428	—	—	—	14,428
	193,892	50,964	54,682	20,534	320,072

At 31 December 2024
Borrowings	72,215	9,571	4,152	—	85,938
Lease liabilities	34,148	19,799	38,683	8,360	100,990
Trade payables	48,373	—	—	—	48,373
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	23,336	—	—	—	23,336
	178,072	29,370	42,835	8,360	258,637

3Financial risk management (Continued)

3.2Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the dividend payments to shareholders, return capital to shareholders, issue new shares or obtain bank borrowings.

Consistent with others in the industry, the Group monitors capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings (include current and non-current bank borrowings, convertible note as shown in the consolidated balance sheets) less cash and cash equivalents and restricted bank deposit. Total capital is calculated as “equity”, as shown in the consolidated balance sheets, plus net debt.

The gearing ratios at 31 December 2023 and 2024 were as follows:

	2023	2024
	RMB’000	RMB’000
Total borrowings	105,343	85,938
Add: Convertible note (Note 25)	19,506	—
Less: Cash and cash equivalents (Note 18)	(62,336)	(42,836)
Restricted cash (Note 18)	—	(1,012)
Net debt	62,513	42,090
Total equity	33,629	9,346
Total capital	96,142	51,436
Gearing ratio	64.26%	81.83%

3.3Fair value estimation

The table below analyses financial instruments carried at fair value as at 31 December 2023 and 2024 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorised into three levels with a fair value hierarchy as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

3Financial risk management (Continued)

3.3Fair value estimation (Continued)

The following table presents the Group’s financial assets and liabilities that are measured at fair value as at 31 December 2024.

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2024
Assets
Investment properties (Note 14)	—	—	35,058	35,058
	—	—	35,058	35,058

The fair value of financial instruments that are not traded in an active market (for example, over- the-counter derivatives) is determined by using valuation techniques. These valuation techniques maximise the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

●	Quoted market prices or dealer quotes for similar instruments.
●	Other techniques, such as discounted cash flow analysis including dividend growth model, are used to determine fair value for the remaining financial instruments.

There were no significant transfers of financial assets between level 1, level 2 and level 3 fair value hierarchy classifications.

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2023:

	Convertible note
	(Note 25)	Total
	RMB’000	RMB’000
Opening balance	64,565	64,565
Converted into shares	(45,175)	(45,175)
Change in fair value	116	116
Closing balance	19,506	19,506

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2024:

	Convertible note
	(Note 25)	Total
	RMB’000	RMB’000
Opening balance	19,506	19,506
Converted into other payables	(19,506)	(19,506)
Closing balance	—	—